Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 215	$ 48
Accounts receivable		5,485	8,902
Prepayments and other current assets		3,484	5,015
Digital assets		74	91
Total current assets		9,258	14,056
Non-current assets
Equity method investments		2,886	2,885
Property and equipment, net		13,556	13,403
Total non-current assets		16,442	16,288
Total assets		25,700	30,344
Current liabilities
Accounts payable		155	3,455
Short term loan		453	870
Accrued expenses and other payables		50
Total current liabilities		658	4,325
Non-current liability
Total non-current liability		6,739	6,739
Total liabilities		7,397	11,064
Shareholders’ equity
Ordinary shares (US$0.06 par value; 25,000,000 shares authorized; 1,044,009 and 1,301,629 shares issued outstanding as of December 31, 2022 and June 30, 2023)	[1]	78	63
Additional paid-in capital		203,115	202,992
Accumulated deficit		(184,890)	(183,775)
Total equity attributable to shareholders of the Company		18,303	19,280
Total shareholders’ equity		18,303	19,280
Total liabilities and shareholders’ equity		25,700	30,344
Related party
Non-current liability
Amounts due to related parties		$ 6,739	$ 6,739

[1]	Retrospectively restated to reflect the twenty for one share consolidation, see Note 13